December 9, 2009

Office of Filings, Information & Consumer Services Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Form N-14 for Eaton Vance Limited Duration Income Fund (the “Registrant”)
Pre-Effective Amendment No. 1 (the “Amendment”) (1933 Act File No. 333-161589)

Dear Sir or Madam:

     On behalf of the above-referenced Registrant (the “Acquiring Fund”), transmitted herewith for filing, pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), (2) the General Instructions to Form N-14, and (3) Regulation S-T, is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Registration Statement”) including the proxy statement/prospectus of the Acquiring Fund and Eaton Vance Credit Opportunities Fund (the “Acquired Fund”), statement of additional information of the Acquiring Fund, other information and exhibits. The initial Registration Statement was filed August 28, 2009 (Accession No. 0000950156-09-000158). The Amendment is marked to show changes from the initial filing of the Registration Statement. The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

     The Registrant is filing the Amendment to respond to comments received in October and in November from the staff of the Securities and Exchange Commission on the Registration Statement.

     The registration fee of $3,529.46 was wired through the FEDWIRE system at U.S. Bank at the time of the initial filing of the Registration Statement for the registration of common shares and auction preferred shares. An additional $501.76 will be wired for this Amendment.

     It is intended that the definitive proxy materials will be mailed to shareholders of the Acquired Fund on or about December 11, 2009.

     If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8579 or fax (617) 672-1579.

Very truly yours, /s/ Deidre E. Walsh Deidre E. Walsh, Esq. Vice President